LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Aug. 31, 2020
LONG-TERM INVESTMENTS
Schedule of long-term investments

Long-term investments, consisted of the following:

	As of August 31,
	2019	2020
	RMB	RMB
Equity method investments:
Foshan Yingrui Gaoze Equity Investment Partnership (Limited Partnership) ("Gaoze Partnership") (a)	—	42,000
Startcamp Education Technology Limited ("Startcamp") (b)	9,901	9,362
BOTO Academic English Co., Ltd. ("BOTO") (c)	1,483	1,468
Other investments (d)	777	724
Equity securities without readily determinable fair value (e)	1,583	1,583
Held-to-maturity investments (f)	14,711	—
Total	28,455	55,137
(a)	In June 1, 2020, Gaoze Partnership was established with the total committed capital of RMB 1,270,000. The Group participates in Gaoze Partnership as a limited partner and invested RMB 42,000 as of August 31, 2020. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 19.84% interest in Gaoze Partnership.
(b)	The Group acquired 25% equity interest in Startcamp for total cash consideration RMB 10,000 in the year ended August 31, 2019. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 99 and RMB 539 was recorded for the year ended August 31, 2019 and 2020, respectively.
(c)	The Group holds 30% equity interest in BOTO through acquisition of Can-achieve group. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 25, RMB 21 and RMB 15 were recorded for the years ended August 31, 2019 and 2020, respectively.
(d)	The other investments include 46% equity interest in Beijing Cloud Apply Co., Ltd. through the acquisition of Can-achieve Group and 50% equity interest in Sanli Foundation Education Limited through the acquisition of FGE Group. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. Loss of RMB 18, RMB 32 and RMB 53 were recorded for the years ended August 31, 2019 and 2020, respectively.
(e)	The Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. No impairment loss was recorded during the years ended August 31, 2018, 2019 and 2020, respectively.
(f)	Held-to-maturity investments primarily consist of wealth management products, which are certain deposits with different interest rates and fixed maturity dates of more than one year. As of August 31, 2019, the Group's long-term investments pertains to investments in the GMT Note with a maturity date of May 4, 2021 and an aggregate notional amount of USD 2,000 (approximately RMB 13,695). The GMT Note will be redeemed at the maturity date at an amount determined by reference to the performance of the underlying fund and such performance will therefore affect the nature and value of the investment return on the GMT Note. As of August 31, 2019, the carrying amount of the GMT Note was RMB 14,711; and it has been reclassified as short-term investments as of August 31, 2020.